DEFINED BENEFIT PENSION PLANS - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	0.60%	1.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.90%	2.10%
Defined Benefit Plan Assumptions Used Calculating Benefit Cost Rate Of Pension Increase	1.50%	1.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	1.00%	1.70%
Expected long-term rate of return	4.40%	5.30%
Rate of compensation increase	2.10%	2.10%
Defined Benefit Plan Assumptions Used Calculating Benefit Cost Rate Of Pension Increase	1.50%	1.50%